Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Profit before taxes	€ 1,936	€ 2,203	€ 1,957
Adjustments to reconcile profit before tax to net cash flows from operating activities:
Depreciation	751	653	715
Amortisation of intangible assets	182	139	101
Impairment losses	189	0	0
Share-based payment expense	45	57	33
Gain on sale of sub-strata and associated mineral rights	0	(35)	0
Gain on the sale of property	0	(54)	0
Finance costs, net	187	120	114
Income taxes paid	(561)	(509)	(415)
Changes in assets and liabilities:
Decrease/(increase) in trade and other receivables	37	(5)	(282)
(Increase)/decrease in inventory	(37)	6	(244)
Increase in trade and other payables	158	124	885
Increase/(decrease) in net payable receivable from related parties	89	80	(15)
Increase/(decrease) in provisions	137	(11)	37
Change in other operating assets and liabilities	(52)	38	46
Net cash flows from operating activities	3,061	2,806	2,932
Cash flows from investing activities:
Acquisition of bottling operations, net of cash acquired	(1,524)	0	0
Purchases of property, plant and equipment	(791)	(672)	(500)
Purchases of capitalised software	(148)	(140)	(103)
Proceeds from sales of property, plant and equipment	15	101	11
Proceeds from sales of intangible assets	0	37	143
Proceeds from the sale of sub-strata and associated mineral rights	0	35	0
Net proceeds/(payments) of short-term investments	420	(342)	(207)
Investments in equity instruments	(6)	(5)	(2)
Proceeds from sale of equity instruments	0	0	13
Interest received	74	58	0
Other investing activity, net	3	(9)	0
Net cash flows used in investing activities	(1,957)	(937)	(645)
Cash flows from financing activities:
Proceeds from borrowings, net	1,008	694	0
Proceeds received from a non-controlling shareholder relating to the acquisition of bottling operations	468	0	0
Changes in short-term borrowings	0	0	(285)
Repayments on third party borrowings	(1,207)	(1,159)	(938)
Settlement of debt-related cross currency swaps	66	69	0
Payments of principal on lease obligations	(157)	(148)	(153)
Interest paid	(249)	(182)	(130)
Dividends paid	(910)	(841)	(763)
Exercise of employee share options	31	43	13
Acquisition of non-controlling interest	0	(282)	0
Other financing activities, net	(23)	(16)	(20)
Net cash flows used in financing activities	(973)	(1,822)	(2,276)
Net change in cash and cash equivalents	131	47	11
Net effect of currency exchange rate changes on cash and cash equivalents	13	(15)	(31)
Cash and cash equivalents at beginning of period	1,419	1,387	1,407
Cash and cash equivalents at end of period	€ 1,563	€ 1,419	€ 1,387